Fair Value Measurement - Schedule of the Following Table Presents Changes in the Equity-Linked Share Issuance Liability Measured Using Level 3 Inputs (Details) - Equity-Linked Share Issuance Liability [Member] - USD ($)
6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of the Following Table Presents Changes in the Equity-Linked Share Issuance Liability Measured Using Level 3 Inputs [Line Items]
Beginning balance	$ 426,000
Change in fair value	(197,779)
Ending balance	$ 228,221
Liability recognized at issuance (August 29, 2025)		$ 576,000
Change in fair value		$ (150,000)